Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2014
Equity securities:
Mid-sized to large cap	$—	$219,092	$—	$219,092
Small cap, international and emerging growth funds	—	87,706	—	87,706
Debt securities:
Core fixed income	—	154,997	—	154,997
High-yield bonds	—	—	—	-
Real estate	—	—	20,363	20,363
Hedge funds	—	—	38,264	38,264
Cash	3,620	—	—	3,620
Total	$3,620	$461,795	$58,627	$524,042

	2013
Equity securities:
Mid-sized to large cap	$—	$182,426	$—	$182,426
Small cap, international and emerging growth funds	—	71,662	—	71,662
Debt securities:
Core fixed income	—	122,327	—	122,327
High-yield bonds	—	24,579	—	24,579
Real estate	—	—	19,357	19,357
Hedge funds	—	—	21,764	21,764
Cash	1,858	—	—	1,858
Total	$1,858	$400,994	$41,121	$443,973

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2014	2013
Health care cost trend rate assumed for next year	7.0%	7.5%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2019

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$56	$(48)
Postretirement benefit obligation	$1,387	$(1,196)

Pension
Schedule of Components of Net Periodic Benefit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$17,125	$16,121	$13,084
Interest cost	28,935	23,016	23,653
Expected return on assets	(32,661)	(26,660)	(23,899)
Amortization of:
Prior service cost	445	449	466
Actuarial loss	4,045	15,679	12,417
Transition asset	(1)	(1)	(1)
Settlement charge	-	729	779
Termination benefit charge	13,652	-	-
Net periodic benefit cost	$31,540	$29,333	$26,499

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2014	2013	2012
Actuarial loss (gain)	$105,546	$(90,755)	$47,877
Amortization of:
Prior service cost	(445)	(449)	(466)
Actuarial loss	(4,045)	(15,679)	(12,417)
Transition asset	1	1	1
Settlement charge	-	(729)	(779)
Total	$101,057	$(107,611)	$34,216

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2014		2013
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$1,197	$729	$1,640	$992
Actuarial loss	186,013	113,288	84,512	51,087
Transition asset	(9)	(5)	(10)	(6)
Total	$187,201	$114,012	$86,142	$52,073

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2014	2013
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$496,040	$535,783
Service cost	17,125	16,121
Interest cost	28,935	23,016
Actuarial loss (gain)	99,071	(57,533)
Gross benefits paid	(23,489)	(21,347)
Acquisitions	122,641	-
Nonrecurring termination benefit	13,652	-
Net projected benefit obligation at end of year	$753,975	$496,040

Schedule of Change In Plan Assets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of year	$443,973	$376,443
Actual return on plan assets, net	26,186	59,882
Employer contributions	25,654	28,995
Gross benefits paid	(23,489)	(21,347)
Acquisitions	51,718	-
Fair value of plan assets at end of year	$524,042	$443,973

Schedule of Funded Status
(add 000)	2014	2013
Funded status of the plan at end of year	$(229,933)	$(52,067)
Accrued benefit cost	$(229,933)	$(52,067)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2014	2013
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(4,183)	$(56)
Noncurrent liability	(225,750)	(52,011)
Net amount recognized at end of year	$(229,933)	$(52,067)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2014	2013
Projected benefit obligation	$753,975	$495,180
Accumulated benefit obligation	$684,647	$452,449
Fair value of plan assets	$524,042	$443,211

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2014	2013
Discount rate	4.25%	5.17%
Rate of increase in future compensation levels	4.50%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2014	2013	2012
Discount rate	5.17%	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.25%

Schedule of Target Assets Allocation

The target allocation for 2014 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2014	December 31
Asset Class	Target Allocation	2014	2013
Equity securities	55%	59%	57%
Debt securities	31%	29%	33%
Hedge funds	7%	4%	5%
Real estate	7%	7%	4%
Cash	—	1%	1%
Total	100%	100%	100%

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2014
Balance at beginning of year	$19,357	$21,764
Purchases, sales, settlements, net	441	15,600
Unrealized gain	565	900
Balance at end of year	$20,363	$38,264

	2013
Balance at beginning of year	$17,728	$19,252
Purchases, sales, settlements, net	706	—
Realized gain	11	—
Unrealized gain	912	2,512
Balance at end of year	$19,357	$21,764

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2015	$32,025
2016	$33,821
2017	$35,540
2018	$37,217
2019	$38,976
Years 2020 - 2024	$219,357

Postretirement Benefits
Schedule of Components of Net Periodic Benefit Cost

The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31

(add 000)	2014	2013	2012
Components of net periodic benefit credit:
Service cost	$206	$227	$227
Interest cost	1,164	1,013	1,234
Amortization of:
Prior service credit	(3,255)	(3,255)	(3,255)
Actuarial (gain) loss	(266)	25	(283)
Total net periodic benefit credit	$(2,151)	$(1,990)	$(2,077)

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2014	2013	2012
Actuarial (gain) loss	$(3,026)	$(1,011)	$1,993
Prior service credit	—	—	—
Amortization of:
Prior service credit	3,255	3,255	3,255
Actuarial gain (loss)	266	(25)	283
Total	$495	$2,219	$5,531

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

	2014		2013
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(7,088)	$(4,316)	$(10,343)	$(6,252)
Actuarial gain	(4,733)	(2,883)	(1,970)	(1,192)
Total	$(11,821)	$(7,199)	$(12,313)	$(7,444)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2014	2013
Change in benefit obligation:
Net benefit obligation at beginning of year	$27,352	$29,095
Service cost	206	227
Interest cost	1,164	1,013
Participants’ contributions	2,100	1,370
Actuarial gain	(3,026)	(1,011)
Gross benefits paid	(4,856)	(3,342)
Acquisitions	2,146	-
Net benefit obligation at end of year	$25,086	$27,352

Schedule of Change In Plan Assets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2014	2013
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	2,756	1,972
Participants’ contributions	2,100	1,370
Gross benefits paid	(4,856)	(3,342)
Fair value of plan assets at end of year	$—	$—

Schedule of Funded Status	December 31
(add 000)	2014	2013
Funded status of the plan at end of year	$(25,086)	$(27,352)
Accrued benefit cost	$(25,086)	$(27,352)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2014	2013
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,770)	$(1,970)
Noncurrent liability	(22,316)	(25,382)
Net amount recognized at end of year	$(25,086)	$(27,352)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2014	2013
Discount rate	3.83%	4.42%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2014	2013	2012
Discount rate	4.42%	3.54%	4.44%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2015	$2,770
2016	$2,438
2017	$2,383
2018	$2,293
2019	$2,156
Years 2020 - 2024	$8,899